Cash - Disclosure of cash position (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of information for cash [Line Items]
Total cash		$ 142,131		$ 59,096	$ 51,204
Cash held in U.S. dollars [Member]
Disclosure of information for cash [Line Items]
Total cash		130,509		48,223
Cash held in Canadian dollars [Member]
Disclosure of information for cash [Line Items]
Total cash	$ 15.9	$ 11,622	$ 15.6	$ 10,873